13F-HR
1
NONE
dbailey@sturdivant-co.com

0000914975
@rhj7oac
028-4000

09/30/2004

13F-HR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004

Check here if amendment  [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement
                                    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Sturdivant & Co.
Address:Plaza 1000 at Main Street
	  Suite 200
        Voorhees, NJ 08043

13F File Number:   28-4000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Harvey R. de Krafft
Title: Managing Director and Principal
Phone:  856-751-1331
Signature:, Place, and Date of Signing

       Harvey R. de Krafft        Voorhees, New Jersey     October 19, 2004

Report Type  (Check only one.):

[ X ]   13F HOLDINGS REPORT.
[     ] 13F NOTICE.
[     ] 13F COMBINATION REPORT.

List of Other Managers reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:   $52089


FORM 13F INFORMATION TABLE
                        Value   Shares/ Sh/Put/ Invstmt Other
Name of Title ofCUSIP   (x$1000)Prn Amt PrnCall Dscretn ManagersSole Shared None
-------------------------------------------------------------------------------

AIR PRODCOM     009158106    1040   19125SH       Sole                     19125
ALTRIA GCOM     02209S103    1479   31445SH       Sole                     31445
AMERICANCOM     026874107    1831   26937SH       Sole                     26937
AT&T CORCOM     001957505     459   32045SH       Sole                     32045
BANK OF COM     060505104    1623   37450SH       Sole                     37450
BLACK & COM     091797100     590    7615SH       Sole                      7615
BRISTOL-COM     110122108     699   29540SH       Sole                     29540
CAPITAL COM     14040H105     851   11515SH       Sole                     11515
CENDANT COM     151313103     476   22030SH       Sole                     22030
CITIGROUCOM     172967101    1904   43161SH       Sole                     43161
COMCAST COM     20030N200     517   18525SH       Sole                     18525
CONAGRA COM     205887102     515   20030SH       Sole                     20030
CONOCOPHCOM     20825C104    1179   14226SH       Sole                     14226
CVS CORPCOM     126650100    1172   27820SH       Sole                     27820
DOMINIONCOM     25746U109    1065   16325SH       Sole                     16325
DOW CHEMCOM     260543103     900   19930SH       Sole                     19930
DTE ENERCOM     233331107     672   15925SH       Sole                     15925
EXELON CCOM     30161N101    1069   29130SH       Sole                     29130
EXXON MOCOM     30231G102    2217   45865SH       Sole                     45865
FREDDIE COM     313400301    1163   17825SH       Sole                     17825
GENERAL COM     369604103     545   16225SH       Sole                     16225
GOLDMAN COM     38141G104     532    5710SH       Sole                      5710
HARTFORDCOM     416515104    1606   25925SH       Sole                     25925
HCA INC COM     404119109     695   18230SH       Sole                     18230
HEWLETT-COM     428236103     742   39555SH       Sole                     39555
HOME DEPCOM     437076102     903   23035SH       Sole                     23035
HONEYWELCOM     438516106     539   15020SH       Sole                     15020
INGERSOLCOM     G4776G101    1619   23820SH       Sole                     23820
INT'L BUCOM     459200101    1184   13815SH       Sole                     13815
JOHNSON COM     478160104    1331   23635SH       Sole                     23635
KERR-MCGCOM     492386107    1531   26740SH       Sole                     26740
LOCKHEEDCOM     539830109     838   15020SH       Sole                     15020
MBIA INCCOM     55262C100    1522   26140SH       Sole                     26140
MCDONALDCOM     580135101    1235   44065SH       Sole                     44065
MERCK & COM     589331107     796   24115SH       Sole                     24115
MORGAN SCOM     617446448     795   16125SH       Sole                     16125
MOTOROLACOM     620076109     679   37655SH       Sole                     37655
NOKIA COCOM     654902204    1064   77580SH       Sole                     77580
NORTHROPCOM     666807102     865   16220SH       Sole                     16220
OCCIDENTCOM     674599105    1294   23140SH       Sole                     23140
PFIZER ICOM     717081103    1403   45865SH       Sole                     45865
PITNEY BCOM     724479100    1051   23835SH       Sole                     23835
PROCTER COM     742718109    1030   19040SH       Sole                     19040
RAYTHEONCOM     755111507     650   17125SH       Sole                     17125
TEXAS INCOM     882508104     823   38665SH       Sole                     38665
THE ST. COM     792860108     488   14755SH       Sole                     14755
UNION PACOM     907818108     517    8815SH       Sole                      8815
UNITED TCOM     913017109    1347   14420SH       Sole                     14420
VERIZON COM     92343v104    1569   39839SH       Sole                     39839
VIACOM ICOM     925524308     716   21330SH       Sole                     21330
WASHINGTCOM     939322103     759   19422SH       Sole                     19422